Ferrosur Roca S.A. Concession - Argentine Railway Law	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Ferrosur Roca S.A. Concession - Argentine Railway Law
40. FERROSUR ROCA S.A. CONCESSION
On March 11, 1993, Ferrosur Roca S.A. obtained the concession of the General Roca National Cargo Railway Network with the exception of the Altamirano-Miramar corridor and the urban sections, through the approval of the concession contract formalized by National Executive Branch Decree No. 2681/92, after the presentation made through a national and international tender and formalized to that effect.
Ferrosur Roca S.A. is indirectly controlled by the Company, through Cofesur S.A.U. which owns 80% of the interest, 16% of which belongs to the National State and the remaining 4% belongs to the workers of Ferrosur Roca S.A. through a trust created for this purpose.
The term of the concession is 30 years, which expires in March 2023, and provides for an extension of an additional 10 years. The area of influence is concentrated in the center and south of the province of Buenos Aires, north of the province of Río Negro and Neuquén. It has access to the ports of Buenos Aires, Dock Sud, La Plata, Quequén and Bahía Blanca.
Ferrosur Roca S.A. has requested the above-mentioned extension in due time on March 8, 2018 and in line with the bidding terms and conditions and the concession agreement.
On November 7, 2018, Decree 1027/2018, which regulated Law 27,136, was published in the Official Gazette. The relevant subjects are: readjustment of existing concession contracts with the possibility of extending them for a term not greater than 10 years, full implementation of open access the day following the expiration of the last concession contract (of the three private concessions existing today), including extensions, with the possibility of initiating this modality in systems that are in place when the planned investments are made; revision of technical standards; revision of the sanction regime, and creation of the registry of operators.
In response to the request for an extension made in due course, the Secretary of Transport Management replied on March 20, 2019 and informed that the concession contract will be realigned under the scope of the CERC created for this purpose and that this process will include the analysis of the extension of the concession term up to a maximum of 10 years in order to enable the implementation of the “open access” mode.
On May 13, 2020, Ferrosur Roca S.A. issued a note to the Ministry of Transport to inform that the application of an extension of the concession timely submitted was subject to the renegotiation and realignment of the concession agreement in order to mitigate the consequences that seriously affect the course of business of that company and disrupt the balance of the concession contract. Therefore, in the event that no agreement is reached in terms satisfactory to both parties that allow the economic feasibility of the concession in the future, the Company reserves the right to withdraw the application for an extension requested in due course. However, Ferrosur Roca S.A. has stated through various notes its intention to negotiate some of the outstanding issues and received as a response that the issues will be dealt with within the scope of the CERC.
In addition, on March 29, 2021, through Resolution No. 219/2021, the CNRT approved the Rules for the National Registry of Railroad Operators and granted such capacity to Ferrosur Roca S.A. and the other current railway concessionaires. Pursuant to such Resolution, once the “open access” scheme is in force, any registered railroad operator will be allowed to provide railroad services regardless of who holds the ownership or possession of the facilities of the loading point or destination. In this sense, the National Government must adopt the necessary measures in order to resume the full administration of the railway infrastructure
.
The registration in the railroad operators registry is subject to the compliance of certain requirements depending on the type of service (transport of people or goods), the filing of the information required by the CNRT, the compliance with any other regulations issued by the CNRT and the applicable law, and the compliance with the payment of a registration fee and annual fee. The obligations of the operators under this Registry includes the notification to the CNRT of any changes in its corporate structure, the sale of its equity and/or any circumstance adversely affecting the railroad services or the compliance with the requirements and conditions pursuant to which the registration was granted, among others; and the filing of its annual financial statements. The rules also created a set of provisions for determining the regime of violations to the rules and provide that the CNRT will prepare an annual report on each operator’s performance and compliance with the rules and other applicable law.
As of the date of issuance of these financial statements, Ferrosur Roca S.A. has not been called to start the renegotiation process under the scope of the CERC, and has not held any other meeting. It is also important to reiterate that at the end of this year the National State did not do any work on the infrastructure of the concessions, an essential condition for the implementation of the “open access” system.
Finally, as of the date of issuance of these financial statements, the Group Management understands that it has timely and duly taken all the steps provided for in the concession contract for the purpose of obtaining the extension of the concession for an additional period of 10 years. However, to date, the extension has not been granted and the Group is therefore awaiting news to that end. In this regard, the Management of the Group has considered the extended concession period for the purposes of all required assessments and accounting estimates, especially those related to the recoverability of certain non-current
assets affected by the concession.